Borrowings - Schedule of Key Inputs for Valuation of Warrant Obligation (Details) - Warrant obligation:	Jun. 30, 2025 $ / shares year	Jun. 25, 2025 $ / shares year	Dec. 31, 2024 $ / shares year	May 02, 2024 $ / shares year
Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		5.00		5.00
Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		3.17		5.08
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0.0424		0.0453
Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0.7298		0.7177
Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations | year		10.00		10.00
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0		0
Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		2.37		4.06
Tranche A | Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00		5.00
Tranche A | Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	3.10		3.07
Tranche A | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0410		0.0451
Tranche A | Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7279		0.7252
Tranche A | Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations | year	8.84		9.33
Tranche A | Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0		0
Tranche A | Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	2.18		2.22
Tranche B | Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00
Tranche B | Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	3.10
Tranche B | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0419
Tranche B | Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7293
Tranche B | Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations | year	9.99
Tranche B | Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0
Tranche B | Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	2.30